Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net

Note 9 - Goodwill and Intangible Assets, Net

A.        Goodwill

	December 31,
	2014	2013

	U.S. Dollars

Goodwill	3,653	3,653
Accumulated impairment losses	(2,098)	(2,098)

	1,555	1,555

1.         Printar

As of December 31, 2014 and 2013, based on the Company's annual impairment tests, no impairment charge was recognized for the goodwill recorded in the Printar acquisition.

2.         SELA

During the fourth quarter of 2013, the Company announced that it will not continue with development of future models of its Xact product line. This resulted in an impairment of the Company's remaining goodwill with respect to SELA in the amount of $24. The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations. See also Note 1(B).

B.        Intangible assets, net

	December 31,
	2014	2013
	U.S. Dollars
Patent registration costs	1,959	1,805
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,860	5,706

Accumulated amortization and impairment	4,932	4,698

Total intangible asset, net	928	1,008

Patent registration costs are amortized over their estimated useful life of 10 years. The IPR&D is amortized over its estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2014, 2013 and 2012 amounted to $234, $421 and $485, respectively. The amortization expense for 2014 includes the write-off of patents with a net value of $37 which were abandoned (in 2013 and 2012 - $33 and $28, respectively).

In 2013, the Company recorded an impairment charge of $1,684 with respect to the technology and customer relationships based on the annual impairment test as determined using the present value of future cash flows (see also Note 9A). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

As of December 31, 2014, the estimated amortization expenses of intangible assets for the years 2015 to 2019 is as follows:

Year ending December 31,	U.S. Dollars
2015	176
2016	138
2017	138
2018	138
2019	126
716